Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer [Abstract]
Revenue from Contracts with Customers

4.   REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Leased and operated hotels revenues	253,420,676	227,074,041	391,960,031	61,507,082
Franchise and managed hotels revenues	831,340,340	677,480,818	774,359,348	121,513,879
Initial franchise fee	54,930,266	61,051,369	76,263,574	11,967,419
Continuing franchise fees	776,410,074	616,429,449	698,095,774	109,546,460
Others	7,032,119	25,455,237	39,826,579	6,249,659
Total	1,091,793,135	930,010,096	1,206,145,958	189,270,620

Substantially all revenues are generated in the PRC.

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. Our contract assets are insignificant at December 31, 2020 and December 31, 2021.

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

	Years Ended December 31,
	2020	2021	2021
	RMB	RMB	USD
Advance from customers	34,305,508	39,773,738	6,241,367
Deferred revenue-current	221,314,997	215,147,975	33,761,412
Deferred revenue-non current	361,901,369	314,472,488	49,347,596
Total contract liabilities	617,521,874	569,394,201	89,350,375

4.   REVENUE FROM CONTRACTS WITH CUSTOMERS (CONTINUED)

Contract Balances (continued)

The deferred revenue balances above, as of December 31, 2020 and 2021 were comprised of the following:

	Years Ended December 31,
	2020	2021	2021
	RMB	RMB	USD
Initial fees received from franchisees owners	280,478,697	248,406,284	38,980,367
Cash received for membership fees and not recognized as revenue	215,009,108	186,976,973	29,340,767
Cash received for prepaid card and sublease	48,137,090	47,604,011	7,470,108
Deferred revenue related to the membership program	39,591,471	46,633,195	7,317,766
Total contract liabilities	583,216,366	529,620,463	83,109,008

The Group recognized revenues that were previously deferred as contract liabilities of RMB206,913,137 and RMB183,736,546 (USD28,832,273) during the years ended December 31, 2020 and 2021, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2021, the Group had RMB248,406,284 (USD38,980,367) of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over one to 30 years. The Group had RMB186,976,973 (USD29,340,767) of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. The Group had RMB46,633,195 (USD7,317,766) of deferred revenues related to unsatisfied performance obligations under Greentree Reward membership program that will be recognized as revenues when the points are redeemed, which we estimate will occur over the next two years. The Group also had RMB47,604,011 (USD7,470,108) related to cash received for prepaid card and sublease, which are expected to be recognized as revenues in future periods over the terms of the related contracts.